General and administrative expenses	12 Months Ended
Dec. 31, 2022
General and administrative expenses
General and administrative expenses
25.	General and administrative expenses

	2022	2021
	$	$

Salaries and benefits	10,004	8,849
Share-based compensation	6,947	4,070
Insurance	2,878	1,478
Depreciation	167	121
Transaction costs (Note 6)	6,441	—
Legal and other consulting fees	3,426	2,186
Other administrative expenses	6,974	4,951
	36,837	21,655